SHORT-TERM BANK LOANS	6 Months Ended
Jun. 30, 2026
SHORT-TERM BANK LOANS
SHORT-TERM BANK LOANS

NOTE 6 — SHORT-TERM BANK LOANS

Short-term bank loans are working capital loans from banks in China. Short-term bank loans as of June 30, 2026 consisted of the following:

			Effective
		Guarantors/	Interest	Issuance	Expiration	Amount-	Amount-
Lender	Company	Collateral	Rate	Date	Date	RMB	US$
Bank of Communications	Nanjing Changcheng,	Baide Suzhou	2.80%	October 5, 2025	August 7, 2026	10,000,000	1,474,000
Bank of China Taicang Branch	Baide Suzhou	Nanjing Changcheng/Baide capital	3.00%	June 12, 2026	December 11, 2026	8,000,000	1,179,200
China CITIC Bank Suzhou Branch	Baide Suzhou	Nanjing Changcheng	2.70%	December 29, 2025	September 29, 2026	5,000,000	737,000
China CITIC Bank Suzhou Branch	Baide Suzhou	Nanjing Changcheng	3.00%	December 26, 2025	December 22, 2026	5,000,000	737,000
China CITIC Bank Suzhou Branch	Baide Suzhou	Nanjing Changcheng	2.70%	January 19, 2026	December 31, 2026	10,000,000	1,474,000
Jiangsu Taicang Rural Commercial Bank Co., Ltd. Xinmao Sub-branch	Baide Suzhou	Nanjing Changcheng	2.71%	March 26, 2026	March 25, 2027	10,000,000	1,474,000
Industrial and Commercial Bank of China Limited Taicang Floating Bridge Branch	Baide Suzhou	Nanjing Changcheng	2.70%	March 26, 2026	March 24, 2027	4,000,000	589,600
China CITIC Bank Suzhou Branch	Baide Suzhou	Nanjing Changcheng	2.70%	March 26, 2026	March 25, 2027	1,000,000	147,400
China CITIC Bank Suzhou Branch	Baide Suzhou	Nanjing Changcheng,	2.70%	March 23, 2026	March 22, 2027	6,000,000	884,400
China CITIC Bank Suzhou Branch	Baide Suzhou	Nanjing Changcheng	2.70%	May 26, 2026	May 26, 2027	4,000,000	589,600
Bank of Communications Suzhou Branch	Baide Suzhou	Nanjing Changcheng	2.80%	May 22, 2026	November 20, 2026	10,000,000	1,474,000
Total						73,000,000	10,760,200

Short-term bank loans as of December 31, 2025 consisted of the following:

			Effective
		Guarantors/	Interest	Issuance	Expiration	Amount-	Amount-
Lender	Company	Collateral	Rate	Date	Date	RMB	US$
Bank of Communications	Nanjing Changcheng,	Baide Suzhou	2.80%	October 5, 2025	August 7, 2026	10,000,000	1,430,000
Bank of Hangzhou	Nanjing Changcheng,	Baide Suzhou	3.50%	February 26, 2025	February 25, 2026	5,000,000	715,000
Bank of China Taicang Branch	Baide Suzhou	Baihui	3.00%	December 15, 2025	June 14, 2026	8,000,000	1,144,000
China CITIC Bank Suzhou Branch	Baide Suzhou	Nanjing Changcheng/Baide capital	3.00%	December 26, 2025	March 24, 2026	5,000,000	715,000
China CITIC Bank Suzhou Branch	Baide Suzhou	Nanjing Changcheng	2.70%	December 29, 2025	September 29, 2026	5,000,000	715,000
China CITIC Bank Suzhou Branch	Baide Suzhou	Nanjing Changcheng	3.00%	December 26, 2025	December 22, 2026	5,000,000	715,000
Nanjing Bank Jiangning Branch	Baide Suzhou	Nanjing Changcheng	3.60%	February 7, 2025	February 5, 2026	4,950,000	707,850
Industrial and Commercial Bank of China	Baide Suzhou	Nanjing Changcheng	3.01%	March 18, 2025	March 13, 2026	10,000,000	1,430,000
China CITIC Bank Suzhou Branch	Baide Suzhou	Nanjing Changcheng	3.50%	March 24, 2025	March 24, 2026	6,000,000	858,000
China CITIC Bank Suzhou Branch	Baide Suzhou	Nanjing Changcheng,	3.50%	May 14, 2025	May 14, 2026	4,000,000	572,000
Bank of Communications Suzhou Branch	Baide Suzhou	Nanjing Changcheng	2.80%	May 22, 2025	May 20, 2026	10,000,000	1,430,000
Total						72,950,000	10,431,850

Interest expense was $144,678 and $172,267 for the six months ended June 30, 2025 and 2026, respectively.